10. Derivative Financial Instruments (Details - Change in fair value) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities, beginning balance	$ 58,790	$ 0
Compound embedded derivatives	732,416	178,692
Conversions	(859,352)	0
Derivative extinguished / debt repaid in cash	(126,892)	0
Loss (gain) on changes in fair value inputs and assumptions reflected in income	1,332,661	(119,902)
Derivative liabilities, ending balance	$ 1,137,623	$ 58,790